NET LOSS PER COMMON SHARE - Summary of Basic and diluted loss per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss	$ (8,278)	$ (9,439)	$ (8,978)	$ (57,775)
Weighted-average number of common shares outstanding, basic (in shares)	5,688,584	5,597,528	5,629,370	5,443,332
Weighted-average number of common shares outstanding, diluted (in shares)	5,688,584	5,597,528	5,629,370	5,443,332
Net loss per common share, basic (in dollars per share)	$ (1.46)	$ (1.69)	$ (1.59)	$ (10.61)
Net loss per common share, diluted (in dollars per share)	$ (1.46)	$ (1.69)	$ (1.59)	$ (10.61)